Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2024-5C2
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC

Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	17
			Attention: Liat Heller	liat.heller@rialtocapital.com
Historical Detail	18		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			Attention: Surveillance Manager	notices@pentalphasurveilllance.com
Specially Serviced Loan Detail - Part 1	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Computershare Trust Company, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25

Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003UAA8	5.054000%	3,921,000.00	2,873,562.45	46,520.10	12,102.49	0.00	0.00	58,622.59	2,827,042.35	30.05%	30.00%
A-2	95003UAC4	5.439000%	130,000,000.00	130,000,000.00	0.00	589,225.00	0.00	0.00	589,225.00	130,000,000.00	30.05%	30.00%
A-3	95003UAD2	5.920000%	370,082,000.00	370,082,000.00	0.00	1,825,737.87	0.00	0.00	1,825,737.87	370,082,000.00	30.05%	30.00%
A-S	95003UAG5	6.345429%	95,401,000.00	95,401,000.00	0.00	504,466.93	0.00	0.00	504,466.93	95,401,000.00	16.78%	16.75%
B	95003UAH3	6.533429%	23,400,000.00	23,400,000.00	0.00	127,401.87	0.00	0.00	127,401.87	23,400,000.00	13.52%	13.50%
C	95003UAJ9	6.533429%	22,500,000.00	22,500,000.00	0.00	122,501.80	0.00	0.00	122,501.80	22,500,000.00	10.39%	10.38%
D	95003UAM2	4.250000%	9,160,000.00	9,160,000.00	0.00	32,441.67	0.00	0.00	32,441.67	9,160,000.00	9.12%	9.10%
E-RR	95003UAP5	6.533429%	10,640,000.00	10,640,000.00	0.00	57,929.74	0.00	0.00	57,929.74	10,640,000.00	7.64%	7.63%
F-RR	95003UAR1	6.533429%	8,100,000.00	8,100,000.00	0.00	44,100.65	0.00	0.00	44,100.65	8,100,000.00	6.51%	6.50%
G-RR	95003UAT7	6.533429%	16,201,000.00	16,201,000.00	0.00	88,206.74	0.00	0.00	88,206.74	16,201,000.00	4.26%	4.25%
J-RR	95003UAV2	6.533429%	7,200,000.00	7,200,000.00	0.00	39,200.58	0.00	0.00	39,200.58	7,200,000.00	3.25%	3.25%
K-RR*	95003UAX8	6.533429%	23,400,339.00	23,400,339.00	0.00	77,295.42	0.00	0.00	77,295.42	23,400,339.00	0.00%	0.00%
R	95003UAZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			720,005,339.00	718,957,901.45	46,520.10	3,520,610.76	0.00	0.00	3,567,130.86	718,911,381.35

X-A	95003UAE0	0.742702%	504,003,000.00	502,955,562.45	0.00	311,288.55	0.00	0.00	311,288.55	502,909,042.35
X-B	95003UAF7	0.126930%	141,301,000.00	141,301,000.00	0.00	14,946.16	0.00	0.00	14,946.16	141,301,000.00
X-D	95003UAK6	2.283429%	9,160,000.00	9,160,000.00	0.00	17,430.18	0.00	0.00	17,430.18	9,160,000.00
Notional SubTotal			654,464,000.00	653,416,562.45	0.00	343,664.89	0.00	0.00	343,664.89	653,370,042.35

Deal Distribution Total					46,520.10	3,864,275.65	0.00	0.00	3,910,795.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003UAA8	732.86469013	11.86434583	3.08658250	0.00000000	0.00000000	0.00000000	0.00000000	14.95092833	721.00034430
A-2	95003UAC4	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-3	95003UAD2	1,000.00000000	0.00000000	4.93333334	0.00000000	0.00000000	0.00000000	0.00000000	4.93333334	1,000.00000000
A-S	95003UAG5	1,000.00000000	0.00000000	5.28785788	0.00000000	0.00000000	0.00000000	0.00000000	5.28785788	1,000.00000000
B	95003UAH3	1,000.00000000	0.00000000	5.44452436	0.00000000	0.00000000	0.00000000	0.00000000	5.44452436	1,000.00000000
C	95003UAJ9	1,000.00000000	0.00000000	5.44452444	0.00000000	0.00000000	0.00000000	0.00000000	5.44452444	1,000.00000000
D	95003UAM2	1,000.00000000	0.00000000	3.54166703	0.00000000	0.00000000	0.00000000	0.00000000	3.54166703	1,000.00000000
E-RR	95003UAP5	1,000.00000000	0.00000000	5.44452444	0.00000000	0.00000000	0.00000000	0.00000000	5.44452444	1,000.00000000
F-RR	95003UAR1	1,000.00000000	0.00000000	5.44452469	0.00000000	0.00000000	0.00000000	0.00000000	5.44452469	1,000.00000000
G-RR	95003UAT7	1,000.00000000	0.00000000	5.44452441	0.00000000	0.00000000	0.00000000	0.00000000	5.44452441	1,000.00000000
J-RR	95003UAV2	1,000.00000000	0.00000000	5.44452500	0.00000000	0.00000000	0.00000000	0.00000000	5.44452500	1,000.00000000
K-RR	95003UAX8	1,000.00000000	0.00000000	3.30317522	2.14134932	19.54612068	0.00000000	0.00000000	3.30317522	1,000.00000000
R	95003UAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003UAE0	997.92176326	0.00000000	0.61763234	0.00000000	0.00000000	0.00000000	0.00000000	0.61763234	997.82946203
X-B	95003UAF7	1,000.00000000	0.00000000	0.10577533	0.00000000	0.00000000	0.00000000	0.00000000	0.10577533	1,000.00000000
X-D	95003UAK6	1,000.00000000	0.00000000	1.90285808	0.00000000	0.00000000	0.00000000	0.00000000	1.90285808	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	12,102.49	0.00	12,102.49	0.00	0.00	0.00	12,102.49	0.00
A-2	07/01/26 - 07/30/26	30	0.00	589,225.00	0.00	589,225.00	0.00	0.00	0.00	589,225.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,825,737.87	0.00	1,825,737.87	0.00	0.00	0.00	1,825,737.87	0.00
X-A	07/01/26 - 07/30/26	30	0.00	311,288.55	0.00	311,288.55	0.00	0.00	0.00	311,288.55	0.00
X-B	07/01/26 - 07/30/26	30	0.00	14,946.16	0.00	14,946.16	0.00	0.00	0.00	14,946.16	0.00
A-S	07/01/26 - 07/30/26	30	0.00	504,466.93	0.00	504,466.93	0.00	0.00	0.00	504,466.93	0.00
B	07/01/26 - 07/30/26	30	0.00	127,401.87	0.00	127,401.87	0.00	0.00	0.00	127,401.87	0.00
C	07/01/26 - 07/30/26	30	0.00	122,501.80	0.00	122,501.80	0.00	0.00	0.00	122,501.80	0.00
D	07/01/26 - 07/30/26	30	0.00	32,441.67	0.00	32,441.67	0.00	0.00	0.00	32,441.67	0.00
X-D	07/01/26 - 07/30/26	30	0.00	17,430.18	0.00	17,430.18	0.00	0.00	0.00	17,430.18	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	57,929.74	0.00	57,929.74	0.00	0.00	0.00	57,929.74	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	44,100.65	0.00	44,100.65	0.00	0.00	0.00	44,100.65	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	88,206.74	0.00	88,206.74	0.00	0.00	0.00	88,206.74	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	39,200.58	0.00	39,200.58	0.00	0.00	0.00	39,200.58	0.00
K-RR	07/01/26 - 07/30/26	30	405,072.13	127,403.72	0.00	127,403.72	50,108.30	0.00	0.00	77,295.42	457,385.85
Totals			405,072.13	3,914,383.95	0.00	3,914,383.95	50,108.30	0.00	0.00	3,864,275.65	457,385.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,910,795.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,926,755.25	Master Servicing Fee	2,692.17
Interest Reductions due to Nonrecoverability Determination	(60,794.44)	Certificate Administrator Fee	8,089.51
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.00
ARD Interest	0.00	Operating Advisor Fee	1,062.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,865,960.81	Total Fees	12,339.02

Principal		Expenses/Reimbursements
Scheduled Principal	46,520.10	Reimbursement for Interest on Advances	2,193.37
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(12,847.22)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,520.10	Total Expenses/Reimbursements	(10,653.85)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,864,275.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	46,520.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,910,795.75
Total Funds Collected	3,912,480.91	Total Funds Distributed	3,912,480.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	718,957,902.25	718,957,902.25	Beginning Certificate Balance	718,957,901.45
(-) Scheduled Principal Collections	46,520.10	46,520.10	(-) Principal Distributions	46,520.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,911,382.15	718,911,382.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	718,957,902.25	718,957,902.25	Ending Certificate Balance	718,911,381.35
Ending Actual Collateral Balance	718,911,382.15	718,911,382.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	4	15,823,905.46	2.20%	37	6.8309	1.411208	1.50 or less	13	315,791,382.15	43.93%	38	6.4942	1.331264
$5,000,001 to $15,000,000	10	112,988,652.51	15.72%	38	6.5660	1.487509	1.51 to 2.00	14	274,745,000.00	38.22%	38	6.3678	1.718631
$15,000,001 to $20,000,000	9	160,250,000.00	22.29%	38	6.1931	2.083187	2.01 to 4.00	7	128,375,000.00	17.86%	39	5.9698	2.471452
$20,000,001 to $30,000,000	5	118,270,000.00	16.45%	39	6.0904	1.851486	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
$30,000,001 to $50,000,000	2	69,500,000.00	9.67%	39	5.7497	1.596452	Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
$50,000,001 to $69,000,000	4	242,078,824.18	33.67%	38	6.6275	1.469346
Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	10,229,250.00	1.42%	39	5.9700	1.710000	Tennessee	8	13,132,746.57	1.83%	39	5.6796	1.605811
Arizona	2	10,535,324.87	1.47%	38	5.9090	1.298063	Texas	13	33,677,710.00	4.68%	38	6.7855	1.605128
Arkansas	7	13,264,689.94	1.85%	39	5.8052	1.573605	Virginia	2	4,631,083.33	0.64%	39	7.3685	1.416155
California	7	113,103,654.81	15.73%	37	6.5619	1.633709	West Virginia	15	13,809,825.72	1.92%	39	5.9192	1.728292
Colorado	2	12,058,345.66	1.68%	39	5.2427	1.237081	Totals	138	718,911,382.15	100.00%	38	6.3523	1.682905
Connecticut	2	26,001,488.20	3.62%	38	7.6000	1.474900
									Property Type³
Florida	2	27,219,047.62	3.79%	39	6.3236	1.960442
Georgia	1	4,700,000.00	0.65%	38	6.1910	1.040700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	8,619,651.44	1.20%	39	5.2629	1.241948		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	5	5,843,916.66	0.81%	39	5.9700	1.761359	Industrial	8	75,000,000.00	10.43%	38	6.7041	1.430435
Kentucky	1	998,939.09	0.14%	39	5.5325	1.306900	Lodging	32	122,523,476.68	17.04%	38	6.7995	1.364295
Maryland	1	11,688,652.51	1.63%	38	6.3900	1.085300	Mixed Use	15	117,296,650.37	16.32%	38	5.8392	1.976716
Massachusetts	4	9,372,000.01	1.30%	36	5.4876	1.914100	Multi-Family	9	58,550,000.00	8.14%	37	6.0112	1.330516
Michigan	2	46,275,000.00	6.44%	39	5.7649	2.162830	Office	11	115,113,428.57	16.01%	38	6.7911	1.862866
Mississippi	1	4,689,000.00	0.65%	39	7.8670	1.311400	Other	2	993,063.92	0.14%	38	5.4359	2.593409
Missouri	3	3,589,934.01	0.50%	39	5.5325	1.306900	Retail	7	146,234,762.60	20.34%	39	6.2177	1.789253
Nebraska	3	3,875,868.02	0.54%	39	5.5325	1.306900	Self Storage	54	83,200,000.00	11.57%	39	5.9802	1.678405
New Mexico	1	1,948,060.91	0.27%	39	5.5325	1.306900	Totals	138	718,911,382.15	100.00%	38	6.3523	1.682905
New York	25	224,450,550.26	31.22%	38	6.2072	1.838907
North Carolina	6	27,920,000.00	3.88%	39	7.2625	1.535953
Ohio	13	55,960,797.62	7.78%	37	6.6919	1.413153
Oklahoma	2	1,531,791.87	0.21%	39	5.5325	1.306900
Oregon	1	4,623,905.46	0.64%	38	7.3000	1.199100
Pennsylvania	2	24,391,071.42	3.39%	38	6.5030	1.389000
South Carolina	1	769,076.14	0.11%	39	5.5325	1.306900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.50000 or less	7	132,975,000.00	18.50%	39	5.3285	2.150830	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.50010 to 6.00000	5	113,500,000.00	15.79%	39	5.8334	1.605911	13 months to 24 months	33	708,911,382.15	98.61%	38	6.3423	1.691510
	6.00010 to 6.50000	7	213,438,652.51	29.69%	38	6.3110	1.630022	25 months to 36 months	1	10,000,000.00	1.39%	30	7.0600	1.072900
	6.50010 to 7.00000	7	113,900,000.00	15.84%	37	6.7130	1.572110	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00010 to 7.50000	6	77,118,905.46	10.73%	37	7.3130	1.513265	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50010 or greater	2	67,978,824.18	9.46%	38	7.6566	1.440266	Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
	Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	34	718,911,382.15	100.00%	38	6.3523	1.682905	Interest Only	29	561,720,000.00	78.13%	38	6.2198	1.705513
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	5	157,191,382.15	21.87%	38	6.8255	1.602115
	Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	113,500,000.00	15.79%	38	5.8964	2.267093			No outstanding loans in this group
	12 months or less	25	595,411,382.15	82.82%	38	6.4273	1.581789
	13 months to 24 months	1	10,000,000.00	1.39%	30	7.0600	1.072900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	718,911,382.15	100.00%	38	6.3523	1.682905
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329110001	MU	Bronx	NY	Actual/360	6.130%	364,224.17	0.00	0.00	N/A	10/01/29	--	69,000,000.00	69,000,000.00	08/01/26
2	310968278	SS	Various	Various	Actual/360	5.970%	177,358.75	0.00	0.00	N/A	11/06/29	--	34,500,000.00	34,500,000.00	08/06/26
2A	304102300	SS	Various	Various	Actual/360	5.970%	88,679.38	0.00	0.00	N/A	11/06/29	--	17,250,000.00	17,250,000.00	08/06/26
2B	203281076	SS	Various	Various	Actual/360	5.970%	88,679.38	0.00	0.00	N/A	11/06/29	--	17,250,000.00	17,250,000.00	08/06/26
3	310967797	RT	Sacramento	CA	Actual/360	6.456%	341,899.00	0.00	0.00	N/A	10/11/29	--	61,500,000.00	61,500,000.00	08/11/26
4	329110004	IN	Various	Various	Actual/360	6.503%	324,788.72	0.00	0.00	N/A	10/06/29	--	58,000,000.00	58,000,000.00	08/06/26
5	300572446	LO	Various	Various	Actual/360	7.600%	350,861.20	33,243.46	0.00	N/A	10/06/29	--	53,612,067.64	53,578,824.18	08/06/26
6	329110006	OF	Sunnyvale	CA	Actual/360	6.960%	107,880.00	0.00	0.00	N/A	08/06/29	--	18,000,000.00	18,000,000.00	08/06/26
6A	329110106				Actual/360	6.960%	104,883.33	0.00	0.00	N/A	08/06/29	--	17,500,000.00	17,500,000.00	08/06/26
6B	329110206				Actual/360	6.960%	23,973.33	0.00	0.00	N/A	08/06/29	--	4,000,000.00	4,000,000.00	08/06/26
6C	329110306				Actual/360	6.960%	14,983.33	0.00	0.00	N/A	08/06/29	--	2,500,000.00	2,500,000.00	08/06/26
7	310969526	Various New York		NY	30/360	5.392%	89,868.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	08/09/26
7A	310969532	Various New York		NY	30/360	5.392%	89,868.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	08/09/26
8	301271921	LO	Various	Various	Actual/360	5.533%	166,744.11	0.00	0.00	N/A	11/06/29	--	35,000,000.00	35,000,000.00	08/06/26
9	329110009	RT	Elmhurst	NY	Actual/360	5.370%	69,362.50	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	08/06/26
9A	329110109				Actual/360	5.370%	69,362.50	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	08/06/26
10	329060003	MF	Various	Various	Actual/360	5.180%	115,967.95	0.00	0.00	N/A	11/06/29	--	26,000,000.00	26,000,000.00	08/06/26
11	310968709	RT	Chesterfield	MI	Actual/360	6.210%	137,965.50	0.00	0.00	N/A	11/11/29	--	25,800,000.00	25,800,000.00	08/11/26
12	310967746	RT	Lakeland	FL	Actual/360	6.477%	133,858.00	0.00	0.00	N/A	11/11/29	--	24,000,000.00	24,000,000.00	08/11/26
13	329110013	OF	Dallas	TX	Actual/360	7.430%	140,725.23	0.00	0.00	N/A	10/01/29	--	21,995,000.00	21,995,000.00	08/01/26
14	329110014	OF	Southfield	MI	Actual/360	5.204%	91,753.02	0.00	0.00	N/A	11/06/29	--	20,475,000.00	20,475,000.00	08/06/26
15	329110015	IN	Mocksville	NC	Actual/360	7.390%	108,181.39	0.00	0.00	N/A	11/06/29	--	17,000,000.00	17,000,000.00	07/06/26
16	329110016	MF	Flushing	NY	Actual/360	6.420%	92,599.58	0.00	0.00	N/A	10/06/29	--	16,750,000.00	16,750,000.00	08/06/26
17	329110017	Various Various		Various	Actual/360	5.488%	77,969.62	0.00	0.00	N/A	08/09/29	--	16,500,000.00	16,500,000.00	08/09/26
18	329110018	OF	Various	Various	Actual/360	7.867%	97,550.80	0.00	0.00	N/A	11/06/29	--	14,400,000.00	14,400,000.00	08/06/26
19	300572445	LO	Cleveland	OH	Actual/360	7.264%	84,444.00	0.00	0.00	N/A	11/06/29	--	13,500,000.00	13,500,000.00	08/06/26
20	310969295	LO	Rockville	MD	Actual/360	6.390%	64,372.61	10,140.91	0.00	N/A	10/11/29	--	11,698,793.42	11,688,652.51	08/11/26
21	328561119	MF	Euclid	OH	Actual/360	7.060%	0.00	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	329110022	OF	Brooklyn	NY	Actual/360	7.250%	62,430.56	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	08/01/26
23	399570156	SS	Phoenix	AZ	Actual/360	5.950%	48,674.31	0.00	0.00	N/A	10/06/29	--	9,500,000.00	9,500,000.00	08/06/26
24	399570157	LO	North Olmsted	OH	Actual/360	6.910%	48,197.25	0.00	0.00	N/A	10/06/29	--	8,100,000.00	8,100,000.00	08/06/26
25	329110025	MF	Yonkers	NY	Actual/360	6.750%	33,712.50	0.00	0.00	N/A	11/06/29	--	5,800,000.00	5,800,000.00	08/06/26
26	410968715	SS	Pooler	GA	Actual/360	6.191%	25,056.35	0.00	0.00	N/A	10/11/29	--	4,700,000.00	4,700,000.00	08/11/26
27	399570159	RT	Beaverton	OR	Actual/360	7.300%	29,086.10	3,135.73	0.00	N/A	10/06/29	--	4,627,041.19	4,623,905.46	08/06/26
Totals							3,865,960.81	46,520.10	0.00				718,957,902.25	718,911,382.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,210,731.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,926,845.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,320,133.69	1,635,780.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,287,040.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,005,136.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,384,241.00	4,414,495.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	110,700,863.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	49,785,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	39,863,284.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,589,585.76	1,895,336.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,479,331.48	877,136.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	10,577,762.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,236,629.30	563,706.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,006,378.07	522,739.00	01/01/26	03/31/26	08/11/26	0.00	0.00	108,108.20	108,108.20	0.00	0.00
16	1,752,448.85	449,963.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	59,129,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,479,270.06	751,898.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	940,337.60	1,077,569.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,767,476.56	2,633,282.67	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	4,070,383.00	01/01/25	03/31/25	05/11/26	8,590,084.73	135,734.82	(166.71)	816,858.88	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	2,917,725.00	966,488.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	748,831.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,219,472.26	1,325,618.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	542,927.44	136,423.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	324,573.98	77,066.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	463,670.50	231,835.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	384,660,218.57	21,629,723.25				8,590,084.73	135,734.82	107,941.49	924,967.08	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352271%	6.309142%	38
07/17/26	0	0.00	0	0.00	2	27,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352334%	6.309206%	39
06/17/26	0	0.00	1	17,000,000.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352416%	6.309291%	40
05/15/26	0	0.00	0	0.00	2	27,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352478%	6.309353%	41
04/17/26	0	0.00	1	17,000,000.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352560%	6.309437%	42
03/17/26	1	17,000,000.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352620%	6.315409%	43
02/18/26	1	17,000,000.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352743%	6.315533%	44
01/16/26	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352802%	6.315594%	45
12/17/25	1	17,000,000.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352861%	6.315654%	46
11/18/25	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352940%	6.315734%	47
10/20/25	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.352998%	6.315793%	48
09/17/25	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.353077%	6.315873%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	329110015	07/06/26	0	B	108,108.20	108,108.20	7,198.63	17,000,000.00	04/09/26	9
21	328561119	12/06/24	19	6	(166.71)	816,858.88	0.00	10,000,000.00	02/19/25	98		03/28/25
Totals					107,941.49	924,967.08	7,198.63	27,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		68,500,000	58,500,000	0		10,000,000
37 - 48 Months		650,411,382	650,411,382	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	718,911,382	708,911,382	0	0	10,000,000	0
Jul-26	718,957,902	691,957,902	0	0	27,000,000	0
Jun-26	719,018,385	692,018,385	0	17,000,000	10,000,000	0
May-26	719,064,235	692,064,235	0	0	27,000,000	0
Apr-26	719,124,073	692,124,073	0	17,000,000	10,000,000	0
Mar-26	719,169,259	692,169,259	17,000,000	0	10,000,000	0
Feb-26	719,257,071	692,257,071	17,000,000	0	10,000,000	0
Jan-26	719,301,421	709,301,421	0	0	10,000,000	0
Dec-25	719,345,495	692,345,495	17,000,000	0	10,000,000	0
Nov-25	719,403,624	709,403,624	0	0	10,000,000	0
Oct-25	719,447,057	709,447,057	0	0	10,000,000	0
Sep-25	719,504,570	709,504,570	0	0	10,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	329110015	17,000,000.00	17,000,000.00	30,600,000.00	07/23/26	500,519.48	1.57180	03/31/26	11/06/29	I/O
21	328561119	10,000,000.00	10,000,000.00	18,100,000.00	04/01/26	4,070,383.00	1.07290	03/31/25	02/06/29	I/O
Totals		27,000,000.00	27,000,000.00	48,700,000.00		4,570,902.48

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	329110015	IN	NC	04/09/26	9

Borrower has instructed tenant to deposit rents into the DACA; the July payment was received in the DACA. Special Servicer is finalizing cash management implementation by opening a new CMA account as required by the Master Servicer.

21	328561119	MF	OH	02/19/25	98

The Loan transferred to special servicing on 2/19/2025 due to payment default. At ASC's direction, counsel filed a foreclosure complaint, a motion for the appointment of a receiver and initiated a lawsuit against the guarantor. In May 2025, the judge approved the receivership motion, however, Borrower filed bankruptcy shortly thereafter to prevent the receiver from taking over operations of the property. In November 2025, the court granted full stay relief and subsequently dismissed the bankrupt cy case. Borrower is barred from refiling for two years. The receiver has engaged a general contractor to implement a property rehabilitation plan approved by Lender. In January 2026, the state court ruled in favor of the lender in the foreclosure case. SS will coordinate the foreclosure sale with the sheriff in due course. The judge entered an order granting default judgement against the guarantor. In an attempt to locate the guarantor's liquid assets, counsel has sent subpoenas to several financial institutions. Additionally, counsel is working on domesticating the judgement in jurisdictions where the guarantor reported to have REO assets.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	(15,000.00)	0.00	0.00	0.00	0.00	0.00	2,193.37	0.00	0.00	0.00
21	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	60,794.44	0.00	0.00	0.00	0.00
Total	0.00	0.00	(12,847.22)	0.00	0.00	0.00	0.00	60,794.44	2,193.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,140.59

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Supplemental Notes
None

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